Transactions with Related Parties, Convertible Promissory Notes - 20F (Details) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 12, 2015 USD ($) Installment $ / shares	Dec. 31, 2015 USD ($)	Sep. 30, 2016 USD ($) Installment $ / shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 16, 2016 USD ($)	Dec. 14, 2015 USD ($)	Dec. 01, 2015 USD ($)	Sep. 07, 2015 USD ($) $ / shares
Debt [Abstract]
Amortization of debt discount			$ 688	$ 227	$ 334	$ 0	$ 0
Partial extinguishment of debt			0	(200)	(200)	0	0
Short term portion		$ 103	822		103	0
Long term portion		31	0		31	0
Additional Paid-in Capital [Abstract]
Intrinsic value of BCF				6,800	15,765
Consideration allocated to repurchase of BCF			0	200	200	0	$ 0
Unsecured Convertible Promissory Note [Member]
Debt [Abstract]
Convertible promissory notes		4,000			4,000
Debt discount		(4,000)	(4,000)	(4,000)	(4,000)	0
Amortization of debt discount		78	222	225	303
Partial extinguishment of debt				(200)	(200)
Balance convertible promissory note		103	325	25	103	0
Short term portion		103			103
Long term portion		0			0
Additional Paid-in Capital [Abstract]
Intrinsic value of BCF					4,000
Consideration allocated to repurchase of BCF				(200)	(200)
Balance of intrinsic value of BCF		3,800	3,800		3,800	0
Unsecured Revolving Convertible Promissory Note [Member]
Debt [Abstract]
Convertible promissory notes		11,765			11,765
Debt discount		(11,765)	(21,165)	(2,800)	(11,765)	0
Amortization of debt discount		29	466	2	31
Balance convertible promissory note		31	497	$ 2	31	0
Short term portion		0			0
Long term portion		31			31
Additional Paid-in Capital [Abstract]
Intrinsic value of BCF					11,765
Balance of intrinsic value of BCF		$ 11,765	$ 21,165		$ 11,765	$ 0
Jelco [Member] | Unsecured Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Number of consecutive payment installments | Installment	10		10
Semi-annual installment payment	$ 200		$ 200
Balloon payment	$ 2,000		$ 2,000
Maturity date	Mar. 19, 2020		Mar. 19, 2020
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares	$ 0.90		$ 0.90
Debt [Abstract]
Convertible promissory notes	$ 4,000
Jelco [Member] | Unsecured Convertible Promissory Note [Member] | Maximum [Member]
Convertible Promissory Notes [Abstract]
Number of consecutive payment installments that can be deferred | Installment	3		3
Jelco [Member] | Unsecured Revolving Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares											$ 0.90
Additional Paid-in Capital [Abstract]
Maximum principal amount available to be drawn								$ 21,165	$ 11,765	$ 9,765	$ 6,765
Decrease in Applicable Limit								$ (3,100)	$ (2,000)		$ (1,000)
Jelco [Member] | Unsecured Revolving Convertible Promissory Note [Member] | Maximum [Member]
Additional Paid-in Capital [Abstract]
Tenor of note			5 years		5 years